Roundhill Generative AI & Technology ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Computers - 9.9%
Apple, Inc.	103,243	$26,789,494
Dell Technologies, Inc. - Class C	86,649	9,916,112
Hewlett Packard Enterprise Co.	420,596	9,051,226
Lumentum Holdings, Inc. (a)	35,960	14,090,566
Quanta Computer, Inc.	1,375,348	12,236,970
Sandisk Corp. (a)	10,008	5,767,110
Super Micro Computer, Inc. (a)	296,924	8,643,458
Western Digital Corp.	19,687	4,926,278
Wistron Corp.	2,727,069	11,308,627
		102,729,841

Electronics - 1.6%
Celestica, Inc. (a)	27,283	7,666,250
Coherent Corp. (a)	42,385	8,993,249
		16,659,499

Internet - 22.0%
Alibaba Group Holding Ltd.	1,253,180	27,150,602
Alphabet, Inc. - Class A	211,763	71,575,894
Amazon.com, Inc. (a)	188,490	45,105,657
Baidu, Inc. - Class A (a)	933,300	18,260,399
Meta Platforms, Inc. - Class A	59,335	42,513,527
Tencent Holdings Ltd.	314,272	24,386,191
		228,992,270

Machinery - Construction & Mining - 0.9%
Vertiv Holdings Co. - Class A	50,850	9,467,253

Semiconductors - 34.4% (b)
Advanced Micro Devices, Inc. (a)	135,129	31,989,088
ARM Holdings PLC - ADR (a)	199,185	20,986,132
ASML Holding NV	18,641	26,526,143
Astera Labs, Inc. (a)	94,511	14,235,247
Broadcom, Inc.	89,341	29,598,673
Intel Corp. (a)	222,681	10,347,986
Marvell Technology, Inc.	106,064	8,370,571
Micron Technology, Inc.	63,471	26,332,848
NVIDIA Corp.	364,813	69,726,709
QUALCOMM, Inc.	100,390	15,218,120
Samsung Electronics Co. Ltd.	329,978	36,794,129
SK hynix, Inc.	64,269	40,586,717
Taiwan Semiconductor Manufacturing Co. Ltd.	470,434	26,533,853
		357,246,216

Software - 24.3%
Cambricon Technologies Corp. Ltd. - Class A (a)	20,260	3,670,592
Cloudflare, Inc. - Class A (a)	95,449	16,927,880
CoreWeave, Inc. - Class A (a)	141,282	13,166,070
Iflytek Co. Ltd. - Class A	1,806,862	15,498,162
Knowledge Atlas Technology JSC Ltd. - Class H (a)	662,527	19,189,419
Microsoft Corp.	116,877	50,291,004
Minimax Group, Inc. (a)	446,003	27,012,487
MongoDB, Inc. (a)	44,693	16,595,852
Nebius Group NV - Class A (a)	167,625	14,279,974
Oracle Corp.	77,098	12,688,789
Palantir Technologies, Inc. - Class A (a)	175,607	25,742,230
SenseTime Group, Inc. - Class B (a)(c)	65,141,611	20,602,556
Snowflake, Inc. - Class A (a)	90,306	17,401,966
		253,066,981

Telecommunications - 6.8%
Arista Networks, Inc. (a)	191,025	27,075,884
Credo Technology Group Holding Ltd. (a)	55,571	6,961,935
SoftBank Group Corp.	1,316,029	36,283,361
		70,321,180
TOTAL COMMON STOCKS (Cost $844,882,368)		1,038,483,240

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.61% (d)	1,283,953	1,283,953
TOTAL MONEY MARKET FUNDS (Cost $1,283,953)		1,283,953

TOTAL INVESTMENTS - 100.0% (Cost $846,166,321)		1,039,767,193
Other Assets in Excess of Liabilities - 0.0% (e)		37,930
TOTAL NET ASSETS - 100.0%		$1,039,805,123

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

JSC - Joint Stock Company

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $20,602,556 or 2.0% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Roundhill Generative AI & Technology ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,038,483,240	$—	$—	$1,038,483,240
Money Market Funds	1,283,953	—	—	1,283,953
Total Investments	$1,039,767,193	$—	$—	$1,039,767,193

Refer to the Schedule of Investments for further disaggregation of investment categories.